SCHEDULE OF ADVANCES TO SUPPLIERS (Details) - USD ($)	Mar. 31, 2024	Sep. 30, 2023	Sep. 30, 2022
Advances To Suppliers Net
Raw materials purchase	$ 3,804,613	$ 6,406,488	$ 3,654,520
Construction of the CIP	6,786,422	6,716,009	2,105
Machinery and equipment	4,834,979	1,918,860
Others	10,269	75,834	435,365
Less: allowance for doubtful accounts	(21,400)
Advances to suppliers, net	$ 15,414,883	$ 15,117,191	$ 4,091,990